INVENTORIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Inventories	$ 208,759	$ 4,976,566
Less: provision for slow moving inventories	(71,843)	(1,001,452)	$ (1,101,188)
Net inventories	136,916	3,975,114
Less: inventories, net, held for discontinued operations	0	0
Inventories, net, held for continuing operations	$ 136,916	$ 3,975,114